Basic and Diluted Earnings Per Share (Tables)	3 Months Ended
Jun. 30, 2012
Earnings per common share:
Schedule Earnings Per Share

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Numerator:
Earnings from continuing operations	$860	$435	$1,719	$1,600

Denominator:
Weighted average basic shares outstanding	5,907	5,907	5,907	5,907
Effect of dilutive securities -- equity based compensation plans	1	2	-	1
Net dilutive effect of warrants outstanding	-	76	-	61
Denominator for diluted earnings per common share	5,908	5,985	5,907	5,969

Earnings from continuing operations per common share:
Basic	$0.15	$0.07	$0.29	$0.27
Diluted	$0.15	$0.07	$0.29	$0.27

Anti-dilutive securities (excluded from per share calculation):
Equity based compensation plans	131	60	131	110
Warrants	640	410	640	410